Convertible Debt - Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of convertible debt

	As of March 31, 2020	As of December 31, 2019
Total principal value	$2,014,500	$2,014,500
Unamortized debt discount	(1,491,997)	(1,622,344)
Unamortized debt issuance costs	(4,723)	(5,086)
Carrying value of total convertible debt - related party	$517,780	$387,070
Less, noncurrent portion	(517,780)	(387,070)
Current convertible debt - related party	$—	$—

	As of December 31,
	2019	2018
Total principal value	$2,014,500	$2,000,000
Unamortized debt discount	(1,622,344)	(587,617)
Unamortized debt issuance costs	(5,086)	(51,423)
Carrying value of total convertible debt - related party	$387,070	$1,360,960
Less, noncurrent portion	(387,070)	(1,360,960)
Current convertible debt – related party	$—	$—

Schedule of interest expense

	Three Months Ended March 31,
	2020	2019
Interest expense - stated rate	$35,645	$59,111
Non-cash interest expense:
Amortization of debt discount	130,347	53,979
Amortization of transaction costs	363	2,973
	$166,355	$116,063

	Year Ended December 31,
	2019	2018
Interest expense - stated rate	$371,420	$26,433
Non-cash interest expense:
Amortization of debt discount	616,383	56,253
Amortization of transaction costs	12,910	2,283
Other interest expense	—	9,794
	$1,000,713	$94,763